Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

8. Debt

Note Payable

On May 1, 2020, pursuant to the Paycheck Protection Program under the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), the Company received a loan of $130,200. The loan carries an interest rate of 1% and an initial maturity of May 1, 2022. During August 2021, the Company received partial loan forgiveness from the SBA reducing the principal balance of the note to $96,795. During December 2021, the terms of the note were amended to carry an interest rate of 1% and mature on May 4, 2025. As of December 31, 2024, the unpaid balance of the note totaled $10,592.

Merchant Cash Advances

On May 28, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $198,500 and total future receivables purchased totaling $272,000. On September 27, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $99,250 and total future receivables purchased totaling $136,000. On October 31, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $268,000 and total future receivables purchased totaling $228,480. The merchant cash advances are to be repaid through 28 weekly payments of $9,714, $4,857, and $8,160, respectively. The finance expense for the advances have been calculated using the effective interest rate method. As of December 31, 2024, the unpaid balance of the merchant cash advances totaled $187,921.

Advance

On December 30, 2024, the Company received an advance totaling $50,000 from an unrelated third party. The advance is unsecured, bears no interest, and has no stated maturity date.